American Century Capital Portfolios, Inc.
PROSPECTUS SUPPLEMENT

REAL ESTATE FUND

Supplement dated July 12, 2001 * Prospectus dated August 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the fund.

The following replaces the sixth paragraph on page 13 of the Investor Class prospectus and the Institutional Class prospectus and on page 11 of the Advisor
Class prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

The following replaces the third paragraph on page 8 of the Investor Class prospectus, Advisor Class prospectus and Institutional Class prospectus.

SCOTT W. BLASDELL

Mr. Blasdell, Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since joining J.P. Morgan Investment Management Inc., in
August 1999. Before joining J.P. Morgan Investment Management Inc., he held a similar position at Merrill Lynch Asset Management from December 1997 to August
1999. From February 1993 to December 1997, he worked at Wellington Management as an analyst and portfolio manager. He has a bachelor's degree in economics from
Williams College and an MBA from Wharton School. He is a CFA charterholder.

CHARLES FITZGERALD

Mr. Fitzgerald, Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since joining J.P. Morgan Investment Management Inc., in July 2000. From September 1997 to July 2000 he worked at Prudential Real
Estate Securities Investors as a Senior Equity Analyst. From June 1996 to August
1996, he worked as an equity research intern for Gabelli Mutual Funds. He has a bachelor's degree in economics from Northern State University. He is a CFA charterholder.

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